Related-party transactions (Tables)	12 Months Ended
Oct. 31, 2020
Text block [abstract]
Summary of Compensation of Key Management Personnel
Compensation of key management personnel

$ millions, for the year ended October 31		2020		2019
	Directors	Senior officers	Directors	Senior officers
Short-term benefits (1)	$3	$18	$3	$23
Post-employment benefits	–	3	–	3
Share-based benefits (2)	1	30	2	38
Termination benefits	–	4	–	–
Total compensation	$4	$55	$5	$64

(1)
Comprises salaries, statutory and
non-statutory
benefits related to senior officers and fees related to directors recognized during the year. Also includes annual incentive plan payments related to senior officers on a cash basis.

(2)	Comprises grant-date fair values of awards granted in the year.